Expense Example, No Redemption - 1290 SmartBeta Equity Fund	Mar. 01, 2021 USD ($)
Class T Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 359
Expense Example, No Redemption, 3 Years	744
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	2,295
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	791
Expense Example, No Redemption, 10 Years	1,816
Class R Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	2,362
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	656
Expense Example, No Redemption, 3 Years	1,027
Expense Example, No Redemption, 5 Years	1,422
Expense Example, No Redemption, 10 Years	$ 2,523